Events after the Consolidated Statement of Financial Position date	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Events after the Consolidated Statement of Financial Position date
36	Event s after the Consolidated Statement of Financial Position date
Sale of banking operations in Colombia, Costa Rica and Panama
On December 1, 2025, the Bank completed the sale of
it
s banking operations in Colombia, Costa Rica and Panama to Davivienda Group in exchange for an approximately 20% ownership stake in the newly combined entity of Davivienda, upon receiving all regulatory approvals and satisfying all customary closing conditions.
Following this date, the investment in Davivienda Group will be accounted for as an investment in associate as the Bank has significant influence. Additionally, all assets and liabilities in relation to the Bank’s operations will be derecognized
and the Bank is expected to record a loss in Q1 2026 of approximately $300 million after-tax in the Other segment, primarily relating to the release of cumulative foreign currency translation losses, net of hedges.